Notes Payable (Details) - USD ($)			1 Months Ended				3 Months Ended			12 Months Ended
	Apr. 03, 2022	Apr. 03, 2022	Oct. 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Mar. 21, 2020	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2023	Jan. 31, 2022	Mar. 31, 2023
Notes Payable (Details) [Line Items]
Notes payable, description						On March 21, 2020, the Coronavirus Aid Relief and Economic Security Act (“CARES ACT” was enacted. The CARES ACT established the Paycheck Protection Program (“PPP”) which funds small businesses through federally guaranteed loans. Under the PPP, companies are eligible for forgiveness of principal and interest if the proceeds are used for eligible payroll costs, rent and utility costs. On June 17, 2020, the Company’s subsidiary, 4P Therapeutics, was advanced $34,870 under the PPP, all of which was forgiven as of April 30, 2021. The Company recorded a gain on the extinguishment of debt of $34,870 during the year ended January 31, 2022.
Additional loan					$ 100,000
Common shares (in Shares)			17,182
Line of credit, term							Active Intelligence, the Company’s newly acquired subsidiary, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2029, with interest of 5% per year			Active Intelligence, the Company’s newly acquired subsidiary, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2029, with interest of 5% per year.
Assumed amount							$ 139,184			$ 139,184
Payments of principal interest							1,697			1,697
Principal and interest payments											$ 8,344
Forgiveness of debt										8,344
Principal payments							4,877			13,611
Balance due							96,837			100,627
Convertible notes payable current							15,535			$ 15,344
Agreement purchase description	the Company entered into a retail installment agreement for the purchase of an automobile. The contract price was $32,274, of which $22,795 was financed. The agreement is for five years bearing interest at 2.95% per annum with payments of $495 per month. The loan is secured by automobile. As of April 30, 2023, the amount due was $18,523 of which $4,396 is current.	On April 3, 2022, the Company entered into a retail installment agreement for the purchase of an automobile. The contract price was $32,274, of which $22,794 was financed. The agreement is for five years bearing interest at 2.95% per annum with payments of $495 per month. The loan is secured by automobile. As of January 31, 2023, the amount due was $19,610 of which $4,396 is current.
Lease of description										The leases mature in 2025 and 2026.
Borrowing rate, percentage										5.00%
Leases amount											121,544
Interest expense										$ 6,289	118,421
Amortization of debt discount											97,477
Interest expense							3,166	$ 4,110		8,289	118,421
Credit facility							$ 2,000,000
Bearing interest							7.00%
Advance												$ 50,000
Convertible Notes Payable [Member]
Notes Payable (Details) [Line Items]
Amortization of debt discount										$ 97,477
Interest expense											$ 20,944
Line of Credit [Member]
Notes Payable (Details) [Line Items]
Interest expense							$ 504
Related Party Payable [Member]
Notes Payable (Details) [Line Items]
Related party payable, description				On August 31, 2020, in connection with the Company’s acquisition of Pocono Products LLC, the Company issued to Pocono Coated Products LLC a promissory note, net of debt discount, in the amount of $1,332,893 with interest accruing at an annual rate of 0.17%, due on August 28, 2021, or immediately following the earlier of a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000. The members of Pocono Coated Products LLC, which include Mike Myer who is a related party, are shareholders of the Company.
Amortization of debt discount									$ 36,554
Balance due			$ 1,500,000